CONTINGENCIES AND COMMITMENTS (Tables)	6 Months Ended
Feb. 29, 2020
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]

Payments Due By Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$165	$171	$87	$-	$423
Convertible Note[1]	1,374	22,051	-	-	23,425
Sprott Facility (Note 5)	2,231	21,057	-	-	23,288
Totals	$3,770	$43,279	$87	$-	$47,136

[1]The convertible note and related interest can be settled at the Company's discretion in cash or shares